Expense Example - Small-Cap Growth ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	571	986	2,144	281	872	1,489	3,153